SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Accounting Judgements And Estimates [Abstract]
Warrant liability	$ 0	$ 67,000	$ 87,900